Related Party Transactions (Details 7) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Accounts payable to related parties	$ 116,834	$ 125,126
Yinhe Jiutian [Member]
Related Party Transaction [Line Items]
Accounts payable to related parties	112,069	113,562
Kangkang Family Farm [Member]
Related Party Transaction [Line Items]
Accounts payable to related parties	4,705	4,768
Zhenyu Trading [Member]
Related Party Transaction [Line Items]
Accounts payable to related parties	$ 60	$ 6,796